Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Additional paid-in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive income(loss)	Total
Balances at Dec. 31, 2019		$ 10,000	$ 38,419,832		$ (39,226,760)	$ 24,002	$ (772,926)
Balances (in Shares) at Dec. 31, 2019	[1]	2,000,000
Net income (loss) for the year					1,587,375		1,587,375
Foreign currency translation adjustment						36,993	36,993
Balances at Dec. 31, 2020		$ 10,000	38,419,832		(37,639,385)	60,995	851,442
Balances (in Shares) at Dec. 31, 2020	[1]	2,000,000
Net income (loss) for the year					(1,093,241)		(1,093,241)
Statutory reserve				166,038	(166,038)
Foreign currency translation adjustment						152,700	152,700
Balances at Dec. 31, 2021		$ 14,000	55,327,885	166,038	(38,898,664)	213,695	16,822,954
Balances (in Shares) at Dec. 31, 2021	[1]	2,800,000
Net income (loss) for the year					(2,561,907)		(2,561,907)
Issuance of common stock for compensation		$ 27	(27)
Issuance of common stock for compensation (in Shares)		5,325
Addition of share capital		$ 4,000	16,908,053				16,912,053
Addition of share capital (in Shares)	[1]	800,000
Foreign currency translation adjustment						(86,083)	(86,083)
Balances at Dec. 31, 2022		$ 14,027	$ 55,327,858	$ 166,038	$ (41,460,571)	$ 127,612	$ 14,174,964
Balances (in Shares) at Dec. 31, 2022	[1]	2,805,325

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022